Other financial assets and liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 R$ / shares	Dec. 31, 2017 USD ($) shares
Other financial assets
Financial investments		$ 18			$ 18
Derivative financial instruments - Current		274			106
Related parties - Current					1,898
Total other financial assets - Current		292			2,022
Loans - Non-current		180			151
Derivative financial instruments - Non-current		446			453
Related parties - Non-current					2,628
Total other financial assets - Non-current		626			3,232
Other financial liabilities
Derivative financial instruments - Current		414			104
Related parties - Current		353			270
Total other financial liabilities - Current		767			374
Derivative financial instruments - Non-current		1,225			686
Related parties- Non-Current		87			975
Participative stockholders' debentures - Non-Current		775			1,233
Total other financial liabilities - Non-Current		2,087			$ 2,894
Number of debentures issued (in shares) | shares					388,559,056
Par value of debentures issued | R$ / shares				R$ 0.01
Annual remuneration paid	$ 135	$ 84	$ 65